Supplemental Financial Information - Schedule of Consolidated Statements of Income (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statements of Income [Line Items]
NET REVENUE	$ 86,184,182	$ 77,182,547	$ 72,918,123
Cost of sales	(74,884,902)	(65,594,321)	(64,950,972)
GROSS PROFIT	11,299,280	11,588,226	7,967,151
Selling expenses	(4,988,727)	(4,827,284)	(4,594,334)
General and administrative expenses	(2,187,276)	(2,278,392)	(2,315,074)
Other income	111,929	84,525	148,625
Other expenses	(75,529)	(189,254)	(122,228)
NET OPERATING EXPENSES	(7,139,603)	(7,210,405)	(6,883,011)
OPERATING PROFIT	4,159,677	4,377,821	1,084,140
Finance income	565,207	719,370	584,216
Finance expense	(2,121,483)	(2,389,133)	(1,937,621)
NET FINANCE EXPENSE	(1,556,276)	(1,669,763)	(1,353,405)
Share of profit of equity-accounted investees, net of tax	16,897	2,945	9,537
PROFIT (LOSS) BEFORE TAXES	2,620,298	2,711,003	(259,728)
Current income taxes	(450,240)	(870,474)	(69,460)
Deferred income taxes	59,734	127,081	197,453
TOTAL INCOME TAXES	(390,506)	(743,393)	127,993
NET INCOME (LOSS)	2,229,792	1,967,610	(131,735)
ATTRIBUTABLE TO:
Company shareholders	2,024,333	1,766,870	(198,869)
Non-controlling interest	205,459	200,740	67,134
NET INCOME	2,229,792	1,967,610	(131,735)
Restricted subsidiaries [Member]
Schedule of Consolidated Statements of Income [Line Items]
NET REVENUE	67,869,293	59,521,906	55,802,013
Cost of sales	(59,864,484)	(51,161,756)	(49,846,230)
GROSS PROFIT	8,004,809	8,360,150	5,955,783
Selling expenses	(4,043,777)	(3,907,102)	(3,771,248)
General and administrative expenses	(1,493,129)	(1,575,818)	(1,685,392)
Other income	98,871	62,154	86,131
Other expenses	(31,623)	(84,074)	(59,279)
NET OPERATING EXPENSES	(5,469,658)	(5,504,840)	(5,429,788)
OPERATING PROFIT	2,535,151	2,855,310	525,995
Finance income	467,940	583,992	347,866
Finance expense	(1,892,924)	(2,160,528)	(1,502,059)
NET FINANCE EXPENSE	(1,424,984)	(1,576,536)	(1,154,193)
Share of profit of equity-accounted investees, net of tax	16,897	2,945	9,537
PROFIT (LOSS) BEFORE TAXES	1,127,064	1,281,719	(618,661)
Current income taxes	(44,174)	(551,864)	(32,275)
Deferred income taxes	68,264	137,158	202,145
TOTAL INCOME TAXES	24,090	(414,706)	169,870
NET INCOME (LOSS)	1,151,154	867,013	(448,791)
ATTRIBUTABLE TO:
Company shareholders	1,137,738	860,650	(459,313)
Non-controlling interest	13,416	6,363	10,522
NET INCOME	1,151,154	867,013	(448,791)
Unrestricted subsidiaries [Member]
Schedule of Consolidated Statements of Income [Line Items]
NET REVENUE	18,486,496	17,865,082	17,347,956
Cost of sales	(15,192,025)	(14,637,006)	(15,336,588)
GROSS PROFIT	3,294,471	3,228,076	2,011,368
Selling expenses	(944,950)	(920,182)	(823,086)
General and administrative expenses	(694,147)	(702,574)	(629,682)
Other income	13,058	22,371	62,494
Other expenses	(43,906)	(105,180)	(62,949)
NET OPERATING EXPENSES	(1,669,945)	(1,705,565)	(1,453,223)
OPERATING PROFIT	1,624,526	1,522,511	558,145
Finance income	97,267	135,378	236,350
Finance expense	(228,559)	(228,605)	(435,562)
NET FINANCE EXPENSE	(131,292)	(93,227)	(199,212)
Share of profit of equity-accounted investees, net of tax
PROFIT (LOSS) BEFORE TAXES	1,493,234	1,429,284	358,933
Current income taxes	(406,066)	(318,610)	(37,185)
Deferred income taxes	(8,530)	(10,077)	(4,692)
TOTAL INCOME TAXES	(414,596)	(328,687)	(41,877)
NET INCOME (LOSS)	1,078,638	1,100,597	317,056
ATTRIBUTABLE TO:
Company shareholders	886,595	906,220	260,444
Non-controlling interest	192,043	194,377	56,612
NET INCOME	1,078,638	1,100,597	317,056
Eliminations [Member]
Schedule of Consolidated Statements of Income [Line Items]
NET REVENUE	(171,607)	(204,441)	(231,846)
Cost of sales	171,607	204,441	231,846
GROSS PROFIT
Selling expenses
General and administrative expenses
Other income
Other expenses
NET OPERATING EXPENSES
OPERATING PROFIT
Finance income
Finance expense
NET FINANCE EXPENSE
Share of profit of equity-accounted investees, net of tax
PROFIT (LOSS) BEFORE TAXES
Current income taxes
Deferred income taxes
TOTAL INCOME TAXES
NET INCOME (LOSS)
ATTRIBUTABLE TO:
Company shareholders
Non-controlling interest
NET INCOME